4. New Accounting Standards and Interpretations Not Yet Mandatory or Early Adopted	12 Months Ended
Jun. 30, 2018
New Accounting Standards And Interpretations Not Yet Mandatory Or Early Adopted
New Accounting Standards and Interpretations Not Yet Mandatory or Early Adopted

Australian Accounting Standards and Interpretations that have recently been issued or amended but are not yet mandatory, have not been early adopted by the consolidated entity for period ended 30 June 2018. The consolidated entity's assessment of the impact of these new or amended Accounting Standards and Interpretations, most relevant to the consolidated entity, are set out below.

AASB 9 Financial Instruments

These amendments must be applied for financial years commencing on or after 1 January 2018. Therefore application date for the Company will be 1 July 2018.

AASB 9 addresses the classification, measurement and de-recognition of financial assets and financial liabilities, it also sets out new rules for hedge accounting. There will be no impact on the Company’s classification or measurement for financial assets and financial liabilities, currently the Group holds no financial instruments that would it would have paid the amortised cost for. The new hedging rules align hedge accounting more closely with the Company’s risk management practices. As a general rule it will be easier to apply hedge accounting going forward. The new standard also introduces expanded disclosure requirements and changes in presentation. Currently the Group does not enter into derivative contracts.

AASB 15 Revenue from Contracts with Customers

These amendments must be applied for annual reporting periods beginning on or after 1 January 2018. Therefore application date for the Company will be 1 July 2018.

An entity will recognise revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This means that our Associate once in production, will only recognize revenue when control of goods or services is transferred, rather than on transfer of risks and rewards as is currently the case under IAS 18 Revenue.

AASB 16 Leases

AASB 16 eliminates the operating and finance lease classifications for lessees currently accounted for under AASB 117 Leases. It instead requires an entity to bring most leases onto its statement of financial position in a similar way to how existing finance leases are treated under AASB 117. An entity will be required to recognise a lease liability and a right of use asset in its statement of financial position for most leases.

There are some optional exemptions for leases with a period of 12 months or less and for low value leases. The application date of this standard is for annual reporting periods beginning on or after 1 January 2019. Due to the recent release of this standard, the group has not yet made a detailed assessment of the impact of this standard.

It is not expected that there will be any material impact on the financial statements when these amendments are adopted.